UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: 06/30/2012

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF June 30, 2012

		VALUE
		--------------
COMMON STOCKS -- 95.93%
	Consumer Discretionary - Automobiles &
	Components -- 2.11%
1,200,000	Johnson Controls, Inc.	$ 33,252,000
		--------------
	Consumer Discretionary - Durables &
	Apparel -- 1.06%
175,000	Deckers Outdoor Corporation *	7,701,750
125,000	Polaris Industries Inc.	8,935,000
		--------------
		16,636,750
		--------------
	Consumer Discretionary - Media -- 1.27%
346,500	Morningstar, Inc.	20,041,560
		--------------
	Consumer Discretionary - Retailing -- 14.38%
1,428,600	Aaron's, Inc.	40,443,666
779,100	Jos. A. Bank Clothiers, Inc. *	33,080,586
1,019,009	LKQ Corporation *	34,034,901
662,476	O'Reilly Automotive, Inc. *	55,495,614
866,160	Penske Automotive Group, Inc.	18,397,238
684,786	Sally Beauty Company, Inc. *	17,626,392
615,000	Signet Jewelers Limited	27,066,150
		--------------
		226,144,547
		--------------
	Consumer Staples - Food & Staples
	Retailing -- 2.73%
1,450,000	Walgreen Co.	42,891,000
		--------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 4.38%
550,000	Philip Morris International Inc.	47,993,000
774,800	Seneca Foods Corporation - Class A *	20,842,120
		--------------
		68,835,120
		--------------
	Energy -- 5.04%
350,000	Apache Corporation	30,761,500
661,554	Kinder Morgan Management, LLC *	48,571,287
		--------------
		79,332,787
		--------------
	Financials - Banks -- 2.13%
1,000,000	Wells Fargo & Company	33,440,000
		--------------
	Financials - Diversified -- 7.44%
731,174	Affiliated Managers Group, Inc. *	80,026,994
1,734,785	Leucadia National Corporation	36,898,877
		--------------
		116,925,871
		--------------
	Financials - Insurance -- 2.64%
100,000	Aon plc	4,678,000
900,000	Loews Corporation	36,819,000
		--------------
		41,497,000
		--------------
	Financials - Real Estate -- 2.62%
1,550,000	CBRE Group Inc. *	25,358,000
1,520,950	Cohen & Steers Quality Income Realty Fund,
	Inc.	15,893,927
		--------------
		41,251,927
		--------------
	Health Care - Equipment & Services -- 5.67%
270,000	C.R. Bard, Inc.	29,008,800
557,500	Covidien plc	29,826,250
188,127	DaVita, Inc. *	18,475,953
265,100	Sirona Dental Systems, Inc. *	11,932,151
		--------------
		89,243,154
		--------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 11.03%
900,000	Gilead Sciences, Inc. *	46,152,000
154,400	Mettler-Toledo International Inc. *	24,063,240

825,688	Thermo Fisher Scientific Inc.	42,861,464
1,350,000	Valeant Pharmaceuticals International, Inc. *	60,466,500
		--------------
		173,543,204
		--------------
	Industrials - Capital Goods -- 10.01%
590,000	A.O. Smith Corporation	28,845,100
85,889	Oshkosh Corporation *	1,799,375
721,100	Snap-on Incorporated	44,888,475
278,910	W.W. Grainger, Inc.	53,338,748
723,695	Woodward Inc.	28,542,531
		--------------
		157,414,229
		--------------
	Industrials - Commercial & Professional
	Services -- 4.86%
1,533,000	Copart, Inc. *	36,316,770
775,303	Healthcare Services Group, Inc.	15,025,372
950,000	Republic Services, Inc.	25,137,000
		--------------
		76,479,142
		--------------
	Industrials - Transportation -- 1.50%
500,000	Kirby Corporation *	23,540,000
		--------------
	Information Technology - Hardware &
	Equipment -- 1.06%
819,740	Molex Incorporated - Class A	16,583,340
		--------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 0.21%
100,000	Microchip Technology Incorporated	3,308,000
		--------------
	Information Technology - Software &
	Services -- 8.61%
563,300	Fiserv, Inc. *	40,681,526
160,000	MasterCard Incorporated - Class A	68,817,600
300,000	Paychex, Inc.	9,423,000
395,700	Solera Holdings, Inc.	16,536,303
		--------------
		135,458,429
		--------------
	Materials -- 7.18%
350,000	AptarGroup, Inc.	17,867,500
1,250,000	Ball Corporation	51,312,500
463,725	Stepan Company	43,673,621
		--------------
		112,853,621
		--------------
	TOTAL COMMON STOCKS
	(cost $1,023,966,973)	1,508,671,681
		--------------
SHORT-TERM INVESTMENTS -- 3.07%
	Commercial Paper - 2.91%
$3,175,000	Integrys Energy Group, Inc. 07/02/12, 0.43%	3,175,000
2,700,000	Leggett & Platt, Incorporated 07/02/12, 0.35%	2,700,000
300,000	Hitachi Capital America Corp. 07/03/12, 0.45%	299,996
1,375,000	Hasbro, Inc. 07/05/12, 0.41%	1,374,953
3,000,000	Integrys Energy Group, Inc. 07/05/12, 0.40%	2,999,900
5,000,000	Stanley Black & Decker Inc. 07/09/12, 0.31%	4,999,698
3,325,000	Stanley Black & Decker Inc. 07/11/12, 0.35%	3,324,709
4,575,000	Integrys Energy Group, Inc. 07/13/12, 0.42%	4,574,413
2,400,000	Verizon Communications Inc. 07/16/12, 0.33%	2,399,692
1,600,000	Valspar Corporation 07/17/12, 0.37%	1,599,753
450,000	Sherwin-Williams Company (The)
	07/18/12, 0.22%	449,956
2,275,000	Verizon Communications Inc. 07/19/12, 0.33%	2,274,645
2,075,000	Leggett & Platt, Incorporated 07/24/12, 0.37%	2,074,531
3,950,000	Bacardi Corporation 07/25/12, 0.43%	3,948,915
2,775,000	H.J. Heinz Finance Company 07/26/12, 0.30%	2,774,445
5,350,000	Prudential Financial, Inc. 07/27/12, 0.35%	5,348,700
1,450,000	Clorox Company (The) 07/30/12, 0.30%	1,449,662
		--------------
		45,768,968
		--------------
	Variable Rate Security - 0.16%
2,559,891	American Family Financial Services, Inc.(1)
	07/02/12, 0.10%	2,559,891
		--------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $48,328,859)	48,328,859
		--------------
	TOTAL SECURITY HOLDINGS
	(cost $1,072,295,832) - 99.00%	1,557,000,540

--------------

OTHER ASSETS, NET OF LIABILITIES - 1.00%	15,764,122
--------------
TOTAL NET ASSETS
(basis of percentages
disclosed above) - 100%	$1,572,764,662
--------------
--------------

% Of net assets.

* Non-income producing.

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

As of June 30, 2012, investment cost for federal tax purposes was $1,072,295,832 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$520,242,718
Unrealized depreciation	(35,538,010)
------------
Net unrealized appreciation	$484,704,708
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at value:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$1,508,671,681
Level 2 -
Commercial Paper	45,768,968
Variable Rate Security	2,559,891
Level 3 -
None	-
--------------
Total	$1,557,000,540
--------------
--------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/07/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 08/07/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/07/2012